Other Assets (Parenthetical) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Prepaid Expense And Other Assets [Line Items]
Contract with customer, asset, allowance for credit loss	¥ 168		¥ 285		$ 24
Contract with customer, asset, credit loss expense (reversal)	(117)	$ (16)	200	¥ 58
Contract with customer, asset, allowance for credit loss, writeoff	0		¥ 0	¥ 0
iQIYI Member
Prepaid Expense And Other Assets [Line Items]
Non trade loan and interest receivable included in asset	¥ 1,400				$ 200
Loan receivable fixed interest rate percentage	6.00%				6.00%